Contingent Liabilities and Commitments (Details) € in Thousands	12 Months Ended
Dec. 31, 2023 EUR (€)
Contingent Liabilities and Commitments (Details) [Line Items]
Commission income expense	€ 25
Annual royalties	€ 10
Patent agreement, description	Royalties in a total amount of up to €850 thousand based on certain progress milestones in the license stages of the products, which are the subject of the patent under the agreement, as follows: (i) €50 thousand upon initiation of Phase I studies; (ii) €100 thousand upon initiation of Phase II studies; (iii) €200 thousand upon initiation of Phase III studies; and (iv) €500 thousand upon marketing approval by any regulatory authority.
Royalties in a total amount	€ 850
Royalty payments, percentage	10.00%
Minimum [Member]
Contingent Liabilities and Commitments (Details) [Line Items]
Percentage of net sales	2.00%
Maximum [Member]
Contingent Liabilities and Commitments (Details) [Line Items]
Percentage of net sales	(3.00%)